DERIVATIVES - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 30, 2009	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2012 entity	Jul. 02, 2012	Dec. 31, 2011 entity
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Maximum derivative notional position as a percentage of assets					35.00%
Maximum credit exposure as a percentage of capital					3.00%
Maximum single counterparty credit risk exposure					$ 20.0
Total counterparty notional amount outstanding					509.1		396.4
Number of counterparties					8		7
Outstanding liability from counterparty contracts					26.0		27.3
Cash collateral posted with derivative counterparties					23.7		24.4
Trust preferred swap entered	20.0					35.0
Period of swap	10 years
Effective fixed derivative interest rate				6.20%
Swap terminated				20.0
Pre-tax loss included in accumulated other comprehensive income (loss)				(0.6)
Recognition of loss			$ 0.6
Derivative, Average Remaining Maturity		7 years			4 years 6 months